Taxes - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Increase (decrease) in amount of unrecognized tax benefits	$ 103
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	8,772	$ 8,728	$ 8,709
Additions based on tax positions related to the current year	667	296	355
Additions for tax positions of prior years	452	231	174
Reductions for tax positions of prior years	(955)	(457)	(470)
Settlements	(61)	(26)	(41)
Balance at December 31	$ 8,875	$ 8,772	$ 8,728